Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement of Cash Flows [Abstract]
Net income	¥ 276,177	$ 42,326	¥ 192,554	¥ 617,095
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation expense	17,658	2,706	16,280	10,833
Amortization of intangible assets	281	43	942	15,946
Non-cash operating lease expense	95,423	14,624	69,482
Allowance for credit losses on financial assets	18,837	2,887	6,533	6,791
Compensation expenses associated with stock options	(393)	(60)	393
Loss (gain) on disposal of property, plant and equipment	1,295	198	25	(133)
Fair value change of non-current assets			4,241
Investment income	(14,321)	(2,195)	(65,616)	(156,047)
Loss on disposal of subsidiaries			58
Share of income and impairment of affiliates, net	2,738	420	224,555	(174,468)
Deferred taxes	15,778	2,418	4,475	(18,744)
Changes in operating assets and liabilities:
Accounts receivable	90,550	13,877	(180,230)	(70)
Insurance premium receivables	5,067	777	200	(942)
Other receivables	4,452	682	3,973	(7,272)
Other current assets	13,839	2,121	4,003	(15,126)
Other non-current assets	2,245	344	1,612	(6,291)
Accounts payable	(5,496)	(842)	50,205	129,661
Insurance premium payables	17,520	2,685	(7,347)	5,695
Other payables and accrued expenses	(32,159)	(4,929)	(25,533)	21,462
Accrued payroll	4,075	625	4,052	20,213
Income taxes payable	(9,269)	(1,421)	(49,969)	75,224
Lease liability	(98,866)	(15,152)	(76,564)
Other tax liabilities	(3,131)	(480)
Net cash generated from operating activities	402,300	61,654	178,324	523,827
Cash flows used in investing activities:
Purchase of short term investments	(7,947,662)	(1,218,032)	(7,498,701)	(11,380,198)
Proceeds from disposal of short term investments	8,287,924	1,270,180	7,523,257	12,488,495
Purchase of property, plant and equipment	(15,250)	(2,337)	(19,686)	(22,765)
Proceeds from disposal of property and equipment	324	50	47	203
Disposal of subsidiaries, net of cash disposed of RMB576, RMB1,517 and nil in 2018, 2019 and 2020, respectively			7,042
Cash rendered for loan receivable from a third party	(90,000)	(13,793)
Cash received for loan repayments from a third party	90,000	13,793
Others				481,850
Net cash generated from investing activities	325,336	49,861	11,959	1,567,585
Cash flows from financing activities:
Proceeds of employee and grantee subscriptions			111,304	211,054
Repayment of refundable share rights deposits to the 521 Plan participants (Note 9)	(250,312)	(38,362)
Dividends paid	(388,499)	(59,540)	(435,072)	(326,725)
Dividend distributed to noncontrolling interest			(3,790)	(4,979)
Proceeds on exercise of stock options			4	3,286
Repurchase of ordinary shares from open market			(484,015)	(251,220)
Repurchase of ordinary shares from a shareholder				(1,318,611)
Proceed related to disposal of subsidiaries			19,463	22,689
Net cash used in financing activities	(638,811)	(97,902)	(792,106)	(1,664,506)
Net increase (decrease) in cash and cash equivalents, and restricted cash	88,825	13,613	(601,823)	426,906
Cash and cash equivalents and restricted cash at beginning of year	265,605	40,706	848,166	439,033
Cash and cash equivalents and restricted cash at end of year	350,098	53,655	265,605	848,166
Reconciliation in amounts on the consolidated Balance Sheets:
Cash and cash equivalents at end of year	245,428	37,613	169,653	772,823
Restricted cash at end of year	104,670	16,042	95,952	75,343
Total of cash and cash equivalents and restricted cash at the end of the year	350,098	53,655	265,605	848,166
Effect of exchange rate changes on cash and cash equivalents	(4,332)	(664)	19,262	(17,773)
Supplemental disclosure of cash flow information:
Income taxes paid	79,063	12,117	189,487	109,863
Supplemental disclosure of non-cash operating activity:
Interest repayment				5,557
Effect on operating assets upon the adoption of ASU 2016-13 on January 1, 2020	7,523	1,153
Supplemental disclosure of non-cash investing activities:
Disposal of subsidiaries			61,372	10,638
Right-of-use assets obtained in exchange for lease obligations, net of decrease of right-of-use assets for early terminations (Note 8)	108,178	16,579	78,344
Conversion of the convertible loan receivables into equity interest (Note 2 (j))			10,929
Supplemental disclosure of non-cash financing activities:
Dividends offset against proceeds of employee subscriptions				49,438
Dividends payment offset				(62,536)
10% consideration related to repurchase of ordinary shares from a shareholder (Note 9)			¥ (8,184)	¥ 146,512